LEASES (Details Narrative) - USD ($)	3 Months Ended				9 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Amortization of right-of-use assets	$ 715,633		$ 694,956			$ 2,570,202	$ 1,043,220
Rent expense	923,000		834,000			3,400,000	1,400,000
Cash payments	$ 679,000		$ 670,000			$ 2,438,000	$ 953,000
Greens Natural Foods, Inc. [Member]
Rent expense		$ 1,500,000		$ 500,000
Cash payments					$ 1,100,000
Maximum [Member]
Lease term	20 years					20 years